Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss	$ (795,831)	$ 1,951,670			$ 1,155,839		$ (1,000)	$ (595,442)
Denominator:
Basic weighted average shares outstanding	21,562,500		3,750,000		21,562,500	3,750,000	3,750,000	11,781,678
Basic net loss per share of Common Stock	$ (0.04)		$ 0		$ 0.05	$ 0	$ 0	$ (0.05)